Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Table of Contents
Stockholder Letter	1
Cognitive Value Fund Schedule of Investments	7
Enhanced Growth Fund Schedule of Investments	15
International Equity Fund Schedule of Investments	18
Bond Opportunity Fund Schedule of Investments	28
Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	37
Notes to Financial Statements	41

May 31, 2002

Dear Stockholder:

We are pleased to present your Bailard, Biehl & Kaiser Opportunity Fund Group Semi-Annual Stockholder's Report for the six months ended March 31, 2002. With this report, we are introducing a new format in which we will use one letter to discuss all four of our funds rather than a separate letter for each of our funds. We hope this change will make it easier for you to follow the progress of your investments in the Bailard, Biehl & Kaiser Cognitive Value Fund, the Bailard, Biehl & Kaiser Enhanced Growth Fund, the Bailard, Biehl & Kaiser International Equity Fund and the Bailard, Biehl & Kaiser Bond Opportunity Fund.

Market Overview*

The six months ended March 31, 2002 bore a marked resemblance to the first stages of a roller coaster ride. Economic expectations and most of the world's equity markets soared upward from their September lows during the fourth quarter of last year only to level off during the first quarter of this year. The roller coaster ride literally began at ground zero, with the world's economies and equity markets reeling from the combined effects of the bursting of the stock market bubble, a global economic downturn and the economic paralysis induced by the terrorist attacks on the U.S. But economic conditions, economic expectations and the equity markets improved significantly during the fourth quarter of 2001. Central banks around the world eased monetary policy, creating abundant global liquidity. Progress in the war in Afghanistan boosted confidence by appearing to contain the terrorist threat. The American economy also benefited from a stimulative fiscal policy, the release of post-911 pent-up demand and aggressive promotions by auto dealers and other retailers.

The U.S. and international stock markets responded to the improved expectations with an end of the year rally. During the fourth quarter of 2001, the technology laden Nasdaq 100 index, previously one of the worst performing segments of the U.S. stock market, soared 35.0%. Pushed forward by gains in more speculative stocks with high valuations, high volatility and low earnings visibility, the Wilshire Small Value index also rose a robust 20.1%. In comparison, the broader U.S. stock market as measured by the S&P 500 index gained only 10.7% for the quarter. Overseas, the MSCI EAFE international stock index returned 7.0%, with the best performance coming from the Far East ex-Japan and the emerging market countries. A strong dollar and negative Japanese returns were the primary drags on the performance of international stocks as an asset class.

As economic expectations improved, global bond returns slowed. In the U.S., the Merrill Lynch 7-10 year Treasury index fell -1.6% during the fourth quarter of 2001. Corporate bonds performed better than Treasury debt; the Merrill Lynch Corp. 5-10 year index actually rose 0.3%. Overseas, the Salomon Brothers World Government Bond index (non-U.S.dollar, fully hedged) rose 0.7%.

By the beginning of 2002, the consensus outlook had shifted from recession worries to growing expectations for a global economic recovery led by an economic turnaround in the United States. These expectations were not misplaced. Preliminary numbers indicate the American economy grew at a 5.8% rate during the first quarter of 2002. However, the economic gains did not necessarily translate into investment returns.

The up leg of the roller coaster ride topped out for most of the worlds equity markets during the first three months of the new year. The U.S. stock market displayed mixed signals. Growing violence in the Mid-East, rising oil prices and concerns about the reliability of corporate financial statements dampened returns. Although value stocks continued to post gains (the Wilshire Small Value index was one of the best performing segments of the market with a 9.0% return for the first quarter of 2002), the S& P 500 index returned a flat 0.3%. The Nasdaq 100 gave up some of its previous gains, declining -7.9% for the quarter. Earnings expectations generally declined as capital expenditures trended below general economic indicators. Telecommunications, telecom equipment and outsourced manufacturing were among the weakest industry groups.

The MSCI EAFE international stock index barely outperformed the S&P 500 by rising 0.5% during the first quarter of 2002. However, both the MSCI AC Far East (ex-Japan) and the MSCI Emerging Market indices posted double-digit gains. The nascent global recovery favored producer goods, commodities and basic materials over more recession-oriented sectors such as utilities, financials and consumer staples. Technology stocks also weakened.

Global bonds continued to experience some downward pressure as the Fed shifted from an easing to a neutral bias and a few central banks raised interest rates overseas in response to increasing evidence of an economic recovery. The Merrill Lynch Treasury 7-10 year index declined -1.1% for the quarter, while Solomon Brothers World Government Bond index (Non-U.S. $, fully hedged) was off -0.4%. In the U.S., although the highest quality corporate bonds performed well, Enron-induced anxieties over the credibility of corporate financial statement and ratings caused swift credit downgrades and liquidity crises for a number of companies. Corporations that relied heavily on short-term debt were among the hardest hit.

Looking forward, we believe the U.S. economy is most likely to experience a "muted" recovery or very slow growth in the months ahead. Shallow recoveries often follow shallow recessions. Although low interest rates, stimulative fiscal policy and the rebuilding of depleted inventories should help foster growth, the economy remains burdened with debt-laden consumers, a high trade deficit and shaky confidence. Capital spending is unlikely to pick up enough to fuel stronger growth. However, we cannot totally dismiss the possibility that stronger consumer and capital spending will fuel a sharper recovery or the possibility that weaker consumer spending will cause the economy to slip back into a recession. In addition, geopolitical risks such as the War on Terrorism and the situation in the Mideast make economic and investment forecasting more difficult than ever.

In such an environment, economic expectations and the financial markets are likely to remain volatile. An example of this volatility occurred in the month of April when the U.S. stock market experienced downward pressure as a number of problems led the consensus to shift back toward slower growth. The S&P 500 declined -6.1% and the Nasdaq 100 fell -12.1% that month. The financial markets will probably experience more sharp swings up and down in the months ahead until there is greater confidence that a more sustainable economic recovery is underway.

A Closer Look at Your Funds:

Cognitive Value Fund: The Cognitive Value Fund rose 18.0% in the fourth quarter of 2001 and 10.8% in the first quarter of 2002, for a total return of 30.7% for the six months ended March 31, 2002.** The Fund slightly underperformed its Wilshire Small Value benchmark during the fourth quarter of 2001 because the Fund's behavioral finance approach led it to avoid some of the more speculative technology stocks with inflated valuations that performed so well during that period. However, the Fund made up most of the lost ground during the first quarter of 2002. As a result, for the entire six-month period, the Cognitive Value Fund was able to post strong returns on an absolute basis and to generally keep pace with its benchmark on a relative basis. Stocks in the property casualty insurance and air freight industries, as well as stocks with asbestos exposure were some of the Fund's stronger performers.

The Cognitive Value Fund tries to minimize trading as much as possible while still maintaining desired factor bets. One of our favorite behavioral themes is "availability bias." Often when one company in a sector is hit with bad news, all others are erroneously tarred with too much of the same brush, regardless of the facts. The Fund continues to find opportunities to exploit "availability bias" through investments in companies that have been hurt by negative news, including insurance companies, asbestos litigants and drug companies that have failed to obtain FDA approval.

Looking forward, what are the chances that small cap value investing will continue to outperform other U.S. equity investment styles? Although past performance is no indication of future results, Merrill Lynch has conducted a study that suggests that the small cap value style's outperformance may continue for at least a while longer.*** The study analyzed past cycles of value stock and growth stock outperformance. It concluded that, since the 1930s, small cap stocks have outperformed large cap stocks an average of 62 months or just over five years per cycle. Thus far this cycle, small cap stocks have outperformed large cap stocks just over three years. Moreover, according to Merrill Lynch, relative valuation levels between small cap and large cap stocks suggest that small cap stocks remain relatively cheap. Small cap stocks are currently trading on a price-to-sales basis below the average discount of the past 25 years.

Enhanced Growth Fund: The Enhanced Growth Fund gained 34.3% during the fourth quarter of 2001 and lost -6.8% during the first quarter of 2002, for a total return of 25.2% for the six-months ended March 31, 2002.** The Fund underperformed its NASDAQ 100 benchmark during the fourth quarter of 2001 because it had a small tilt toward larger technology stocks at a time when the best performance came from smaller technology stocks. However the outperformance of selected securities in the semiconductor equipment and biotechnology industries during the first quarter of 2002 allowed the Enhanced Growth Fund to outperform its benchmark for the entire six month period.

Thanks to the collapsing of the technology bubble, expectations for technology stocks are now much more realistic than over the past two years. With the economy showing signs of improvement, we believe technology stocks should start exhibiting strength toward the latter half of 2002. We are positioning the Fund for growth, keeping cash levels low in anticipation of a stronger technology market in the future. The Fund is also exploring some opportunistic investment strategies, including the writing of covered call options on some of its more volatile securities and the possibility of investing in initial public offerings.

International Equity Fund: The International Equity Fund rose 5.2% during the fourth quarter of 2001 and 3.8% for the first quarter of 2002, earning a total return of 9.1%** for the six months ended March 31, 2002. Over the full six-month period, it outperformed its benchmark thanks primarily to favorable country selection, although in the early stages of the fourth quarter recovery the Fund held a little more cash than usual, which kept it slightly behind benchmark. The International Equity Fund correctly overweighted some of the emerging markets that performed the best and avoided those that performed the worst. It also added value by favoring Australia and New Zealand. Stock selection and a strong dollar detracted from the Fund's returns.

International stocks on the whole continue to offer better valuations than U.S. stocks. The Advisor's models currently favor the developed and developing markets in the Pacific Rim, with the exception of Japan and Taiwan. The quality of earnings and corporate governance in Asia has improved significantly. Japan remains mired in difficulties. Despite the severity of Japan's banking crisis, the Japanese authorities continue to use such short-term tricks as manipulating the currency exchange rate and propping up the stock market to postpone adopting any meaningful reforms.

Developed Europe is relatively unattractive. Europe's recovery is likely to develop more slowly than America's because of the former's more muted response to the September 11th terrorist attacks. Monetary policy was reluctantly eased, while a fiscal stability pact prevented many governments from actively supporting growth. Most developed European markets are also relatively expensive. The one bright spot on the horizon is that the euro is likely to be stronger, potentially increasing European returns for U.S. investors. Many of the emerging markets of Eastern Europe and Russia are more attractively valued than their developed European counterparts. However, risk and liquidity considerations limit the attractiveness of these markets.

Bond Opportunity Fund: The Bond Opportunity Fund was off -0.4% in the fourth quarter of 2001 and -1.1% in the first quarter of 2002, for a total return of -1.5% for the six months ended March 31, 2002.** The Fund slightly underperformed its benchmark in both periods, primarily due to the weakness of some of its corporate bond holdings, which were hurt by the Enron-induced liquidity scares, particularly in the first quarter of this year. The Fund did reduce its interest rate risk by maintaining a near benchmark duration (average maturity) throughout the entire six-month period. The Fund also added value by overweighting corporate bonds and fully hedging its Japanese exposure at a time when the yen declined 9.9% versus the dollar. Although the world's economies are unlikely to keep growing as fast as they did during the first quarter of 2001, the rise in global tensions in the Middle East and Venezuela could generate some commodity pricing pressure. Bonds would perform best if the U.S. economic recovery faltered.

The Bond Opportunity Fund remains overweight in corporate bonds. It recently reduced its holdings of cyclical corporate debt after that sector's strong showing in the first quarter of 2002. The Fund has taken a position in inflation-protected Treasury bonds (TIPs) due to the low breakeven inflation rate. In keeping with its name, the Fund opportunistically continues to hold a small amount of debt denominated in the Hungarian Forint, which has a higher yield than developed Europe and a currency that is beginning to move more closely with the euro.

Closing Comments

The recent volatility in the financial markets has tested the patience of investors who became used to year after year of consistently strong returns during the late 1990s. In such an environment as today's, it is often tempting to become discouraged and move out of the investment markets altogether. However, in the early months of 2002, there have been some encouraging signs. The U.S. and world economies are recovering. International equities have been outperforming the broad U.S. stock market. Segments such as small cap value in which our

Cognitive Value Fund invest have shown excellent strength. Even the hard-pressed technology sector may be near a bottom. We encourage our stockholders to "stay the course" and remain focused on their long-term objectives, because when financial markets turn, they often move rapidly and the most important thing is to "be there." In the meantime, we are seeking to manage risk by closely monitoring the risk profile of each of our Funds relative to their respective benchmarks. We are also remaining vigilant for areas of opportunity in today's volatile marketplace.

Please feel free to contact one of our client service counselors at 800-882-8383 if you have any questions or would like to discuss the Funds in greater detail. We continue to appreciate your confidence and support.

Sincerely,

/s/ Peter M. Hill	/s/ Burnie E. Sparks, Jr.
Peter M. Hill	Burnie E. Sparks, Jr., CFA
Chairman	President

*The performance data quoted in the Market Review section of this letter represents past performance and is no indication of future results. The MSCE EAFE ($U.S.) is net of withholding taxes on foreign income.

**Total returns for investment periods ended March 31, 2002:

	3 Months	12 Months	5 Years (Annualized)	10 Years (Annualized)
Cognitive Value Fund	10.75%	15.50%[1]	N/A	N/A
Enhanced Growth Fund	-6.76%	-18.6%[1]	N/A	N/A
International Equity Fund	3.79%	-4.90%	1.08%	3.90%
Bond Opportunity Fund	-1.13%	2.94%	3.40%	4.17%

1Since the Cognitive Value Fund's and the Enhanced Growth Fund's inception on 5/30/01.

These figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of each Fund to the ending redeemable value of such shares, assuming all dividends and distribution by the Fund were reinvested at net asset value. The International Equity Fund and Bond Opportunity Fund figures also reflect the deduction of an assumed 1% annual management fee (0.25% quarter) payable by clients of Bailard, Biehl & Kaiser through 9/30/93. Actual fees varied during this period. As of 10/1/93, the International Equity Fund charged a management fee of 0.95%. Between 10/1/93 and 12/19/00, the Bond Opportunity Fund charged a management fee of 0.75%. As of 12/19/00, the Bond Opportunity Fund reduced its management fee to 0.60%. The performance data quoted in the above table represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser Cognitive Value Fund, the Bailard, Biehl & Kaiser Enhanced Growth Fund, the Bailard, Biehl & Kaiser International Equity Fund and the Bailard, Biehl & Kaiser

Bond Opportunity Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Satya C. Pradhuman, "Small Cap Strategy: 3rd Anniversary - An Extended Cycle More Likely", April 22, 2002 publication of Merrill Lynch & Co.'s Global Securities Research & Economics Group's Small Cap Research Department.

The Enhanced Growth Fund invests primarily in the high technology sector and may invest in initial public offerings. Both of these investment strategies have specific risks. These risks include, but are not limited to, sector concentration risk and the risk of investing in newly public, unseasoned companies. The International Equity Fund and the Bond Opportunity Fund invest in international securities, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates and lack of accurate public information. For more information about these and other risks, please see the Funds' prospectus.

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
		Shares	Value
	Equity Securities (98.5%)
	Industrial (15.9%)

	Aerospace / Defense (0.2%)
	Kaman Corp. - Class A	11,500	$ 194,925

	Air Freight & Couriers (1.9%)
	Airborne, Inc.	35,300	617,397
*	Atlas Air Worldwide Holdings, Inc.	69,400	913,998
	Total Air Freight & Couriers		1,531,395

	Building Products (1.5%)
*	NCI Building Systems, Inc.	6,100	137,250
	Watsco, Inc.	29,800	531,930
	York International Corp.	16,500	592,350
	Total Building Products		1,261,530

	Construction & Engineering (0.6%)
	McDermott International, Inc.	29,800	463,390

	Machinery - Construction / Farm (0.4%)
	Astec Industries, Inc.	19,500	342,615

	Machinery - Industrial (5.7%)
	Albany International Corp. - Class A	17,200	521,160
	ESCO Technologies Inc.	8,900	345,676
	Gardner Denver, Inc.	17,400	426,300
	Kennametal Inc.	9,300	375,999
	Lincoln Electric Holdings, Inc.	21,400	611,398
	Pentair, Inc.	26,000	1,169,220
	Robbins & Myers, Inc.	17,000	464,950
	Timken Co. (The)	32,500	750,425
	Total Machinery - Industrial		4,665,128

	Marine (0.5%)
	Overseas Shipholding Group, Inc.	18,400	447,120

	Services - Data Processing (1.7%)
	Pegasus Solutions, Inc.	73,300	1,356,050

	Services - Div / Commercial (1.8%)
*	NCO Group, Inc.	23,900	663,464
*	Sylvan Learning Systems, Inc.	27,300	771,225
	Total Services - Div / Commercial		1,434,689
	(See " Notes to Financial Statements") - 7 -
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Industrial - Continued
	Services - Employment (0.4%)
	Spherion Corp.	30,000	$ 331,500

	Trucking (1.2%)
	Ryder System, Inc.	23,200	685,328
	Werner Enterprises, Inc.	14,533	304,466
	Total Trucking		989,794

	Total Industrial		13,018,136

	Consumer Discretionary (19.1%)

	Auto Parts and Equipment (1.0%)
	American Axle & Manufacturing Holdings, Inc.	12,800	371,200
	ArvinMeritor, Inc.	16,700	476,785
	Total Auto Parts and Equipment		847,985

	Broadcasting & Cable ( 1.0%)
	Entravision Communications Corp.	15,400	227,920
*	Regent Communications, Inc.	68,000	560,320
	Total Broadcasting & Cable		788,240

	Casinos & Gambling ( 1.7%)
	Aztar Corp.	63,500	1,390,650

	Consumer Electronics (1.1%)
	Harman International Industries, Inc.	18,800	927,780

	Footwear (0.7%)
	Stride Rite Corp.	71,400	589,050

	Homebuilding (2.7%)
	D.R. Horton, Inc.	16,700	629,590
	KB HOME	13,400	581,560
	M/I Schottenstein Homes, Inc.	1,900	107,635
	Pulte Homes, Inc.	7,900	378,015
*	Toll Brothers, Inc.	10,900	543,365
	Total Homebuilding		2,240,165

	Hotels ( 0.5%)
	Extended Stay America, Inc.	23,200	403,680

	Leisure Facilities (1.1%)
	Six Flags Inc.	51,800	925,148
	(See " Notes to Financial Statements") - 8 -
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Consumer Discretionary - Continued
	Leisure Products (0.4%)
	JAKKS Pacific, Inc.	15,000	$ 341,250

	Restaurants (1.2%)
	IHOP Corp.	20,500	691,055
	Landry's Seafood Restaurants, Inc.	11,800	270,928
	Total Restaurants		961,983

	Retail - Apparel (1.6%)
*	AnnTaylor Stores Corp.	19,200	829,824
	Dress Barn, Inc. (The)	15,000	444,150
	Total Retail - Apparel		1,273,974

	Retail - Catalog (0.6%)
	School Specialty, Inc.	19,900	531,728

	Retail - Computers / Electronics (0.3%)
	Handleman Co.	21,600	221,832

	Retail - Home Improvement (0.8%)
	Hughes Supply, Inc.	16,900	658,424

	Specialty Stores (4.0%)
*	Michaels Stores, Inc.	35,400	1,338,120
	Pep Boys Manny, Moe & Jack (The)	42,700	710,528
	Sonic Automotive, Inc.	15,600	467,688
	United Rentals Inc.	27,400	752,952
	Total Specialty Stores		3,269,288

	Textiles (0.4%)
*	Unifi, Inc.	35,000	329,000

	Total Consumer Discretionary		15,700,177

	Consumer Staples (3.1%)

	Agricultural Products (0.7%)
	Fresh Del Monte Produce Inc.	31,700	595,960

	Distillers & Vintners (0.8%)
	Constellation Brands, Inc. - Class A	12,500	687,000

	Food Distributors (0.5%)
*	Performance Food Group Co.	12,200	398,452
	(See " Notes to Financial Statements") - 9 -
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Consumer Staples - Continued
	Packaged Foods (0.7%)
	International Multifoods Corp.	23,500	$ 558,360

	Tobacco (0.4%)
	Universal Corp.	8,100	318,816

	Total Consumer Staples		2,558,588

	Technology (11.3%)

	Application Software (2.3%)
	Gerber Scientific, Inc.	56,600	416,010
	Hyperion Solutions Corp.	25,400	686,054
	NetIQ Corp.	36,900	804,789
	Total Application Software		1,906,853

	Computer Storage / Peripherals (0.8%)
	SBS Technologies, Inc.	31,500	402,570
	Storage Technology Corp.	11,400	244,416
	Total Computer Storage / Peripherals		646,986

	Electronic Equipment / Instruments (3.1%)
	Analogic Corp.	15,300	636,327
*	Anixter International Inc.	19,600	580,748
	Benchmark Electronics Inc.	18,900	529,200
	Newport Corp.	24,600	587,940
	TTM Technologies	20,500	203,155
	Total Electronic Equipment / Instruments		2,537,370

	Internet Software & Service (0.7%)
	Netratings Inc.	46,200	559,944

	Networking Equipment (0.6%)
	3Com Corp	63,000	384,930
	Enterasys Networks Inc.	38,000	160,740
	Total Networking Equipment		545,670

	Semiconductor Equipment (0.9%)
	Brooks Automation Inc.	6,000	272,640
*	Zoran Corp.	10,400	454,272
	Total Semiconductor Equipment		726,912

	Systems Software (0.4%)
*	Progress Software Corp.	18,000	326,520
	(See " Notes to Financial Statements") - 10 -
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Technology - Continued
	Telecom Equipment (2.5%)
	Arris Group, Inc.	40,600	$ 377,580
	Harris Corp.	41,800	1,501,038
	Tollgrade Communications, Inc.	7,400	181,374
	Total Telecom Equipment		2,059,992

	Total Technology		9,310,247

	Financial (20.1%)

	Banks (8.7%)
	Bank United Financial Corp. - Class A	15,300	229,194
	BOK Financial Corp.	17,200	583,080
	First Banks America, Inc.	11,600	475,368
	First Commonwealth Financial Corp.	32,000	423,680
	Flagstar Bancorp, Inc.	3,750	87,300
	F.N.B. Corp.	15,700	460,010
	Hudson River Bancorp, Inc.	6,300	152,019
	IndyMac Bancorp, Inc.	18,600	459,420
	Pacific Capital Bancorp	12,220	376,370
	Sky Financial Group, Inc.	36,100	803,586
	South Financial Group, Inc. (The)	23,600	480,260
	Trustmark Corp.	23,700	598,662
	UMB Financial Corp.	10,855	465,462
	United Bankshares, Inc.	19,800	584,694
	Webster Financial Corp.	10,000	374,300
	WesBanco, Inc.	23,200	554,480
	Total Banks		7,107,885

	Consumer Finance (1.2%)
*	CompuCredit Corp.	24,000	137,280
*	DVI, Inc.	47,200	868,480
	Total Consumer Finance		1,005,760

	Diversified Financial Services (2.8%)
	American Capital Strategies, Ltd.	29,800	922,608
	LNR Property Corp.	17,100	599,697
	Raymond James Financial, Inc.	22,000	753,060
	Total Diversified Financial Services		2,275,365
	(See " Notes to Financial Statements") - 11 -
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Financial - Continued
	Insurance - Life / Health (1.7%)
	AmerUs Group Co.	11,300	$ 434,485
	Delphi Financial Group, Inc. - Class A	10,000	392,100
	StanCorp Financial Group, Inc.	10,300	566,500
	Total Insurance - Life / Health		1,393,085

	Insurance - Multi-line (1.0%)
	Alfa Corp.	9,500	265,050
	HCC Insurance Holdings Inc.	19,700	550,615
	Total Insurance - Multi-line		815,665

	Insurance - Property / Casualty (4.7%)
	W.R. Berkeley Corp.	14,400	827,712
	Fidelity National Financial, Inc.	22,770	600,445
	First American Corp.	31,100	661,808
	Mercury General Corp.	14,500	674,250
	Midland Co. (The)	6,800	289,680
*	Philadelphia Consolidated Holding Corp.	10,200	405,960
	Proassurance Corp.	22,000	397,100
	Total Insurance - Property / Casualty		3,856,955

	Total Financial		16,454,715

	Health (2.5%)

	Biotechnology (0.6%)
	NeoPharm, Inc.	23,320	501,147

	Healthcare - Distribution / Services (0.4%)
	Owens & Minor, Inc.	14,600	286,744

	Healthcare - Equipment (0.4%)
	Thoratec Corp.	30,000	328,500

	Healthcare - Facilities (1.1%)
	Magellan Health Services, Inc.	12,100	68,970
*	Triad Hospitals, Inc.	24,700	849,186
	Total Healthcare - Facilities		918,156

	Total Health		2,034,547
	(See " Notes to Financial Statements") - 12 -
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Materials (8.1%)

	Chemicals - Specialty (3.2%)
	Minerals Technologies Inc.	17,300	$ 907,731
	PolyOne Corp.	66,000	805,200
	Schulman (A.) Inc.	48,700	890,723
	Total Chemicals - Specialty		2,603,654

	Construction Materials (1.2%)
	Florida Rock Industries, Inc.	24,000	956,160

	Containers - Metal / Glass (0.8%)
*	Owens-Illinois, Inc.	40,800	693,600

	Diversified Energy / Mining (0.8%)
	Massey Energy Co.	37,000	625,300

	Forest Products (0.9%)
	Louisiana-Pacific Corp.	68,900	739,986

	Steel (1.2%)
	Worthington Industries, Inc.	66,000	1,013,760

	Total Materials		6,632,460

	Utilities (5.3%)

	Electric Utilities (2.3%)
*	Conectiv	27,000	672,030
	IDACORP, Inc.	14,300	579,150
	PNM Resources Inc.	10,100	309,666
	UniSource Energy Corp.	15,000	306,900
	Total Electric Utilities		1,867,746

	Gas Utilities ( 2.1%)
	NICOR Inc.	19,100	870,005
	Piedmont Natural Gas Co., Inc.	11,800	420,080
	South Jersey Industries, Inc.	14,500	457,475
	Total Gas Utilities		1,747,560

	Multi-Utilities (0.9%)
	Questar Corp.	29,000	745,590

	Total Utilities		4,360,896
	(See " Notes to Financial Statements") - 13 -
	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Energy (5.9%)

	Oil & Gas - Drilling (0.7%)
	Atwood Oceanics	12,200	$ 559,980

	Oil & Gas - Equipment / Services (1.6%)
*	Key Energy Services, Inc.	46,700	500,624
	Offshore Logistics, Inc.	8,800	189,640
	SEACOR SMIT Inc.	10,300	504,700
	Seitel, Inc.	10,000	91,500
	Total Oil & Gas - Equipment / Services		1,286,464

	Oil & Gas - Exploration / Production (3.6%)
	Magnum Hunter Resources Inc.	90,500	706,805
*	Nuevo Energy Co.	31,000	461,900
	Patina Oil & Gas Corp.	13,100	412,912
*	Pioneer Natural Resources Co.	17,600	392,304
	Pogo Producing Co.	16,000	507,200
	Tesoro Petroleum Corp.	37,400	525,470
	Total Oil & Gas - Exploration / Production		3,006,591

	Total Energy		4,853,035

	Investment Companies (7.1%)

	iShares Russell 2000 Value Index	20,500	2,873,075
	iShares S&P Small Cap 600/BARRA Value Index Fund	31,000	2,921,440
	Total Other		5,794,515

	Total Investment Companies		5,794,515

	Total Investments ( 98.4%)
	(Identified Cost $69,914,487)		80,717,316

	Other Assets less Liabilities ( 1.6%)		1,293,451

	Net Assets: (100.0%)		$ 82,010,767

*	Non-income producing security.

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
		Shares	Value
	Equity Securities (99.0%)

	Consumer Discretionary (10.5%)

	Broadcasting & Cable (3.7%)
	Comcast Corp. - Special Class A	21,000	$ 667,800
	EchoStar Communications Corp. - Class A	28,800	815,616
*	USA Networks, Inc.	25,000	794,250
	Total Broadcasting & Cable		2,277,666

	General Merchandise (0.8%)
	Costco Wholesale Corp.	13,000	517,660

	Publishing and Printing (0.8%)
	Gemstar - TV Guide International, Inc.	34,600	511,734

	Restaurants (1.4%)
	Starbucks Corp.	36,700	848,871

	Retail - Catalog (1.6%)
	eBay Inc.	17,000	962,880

	Specialty Stores (2.2%)
	Bed Bath & Beyond, Inc.	24,700	833,625
*	Staples Inc.	27,800	555,166
	Total Specialty Stores		1,388,791

	Total Consumer Discretionary		6,507,602

	Health (13.8%)

	Biotechnology (12.9%)
	Amgen Inc.	27,800	1,659,104
	Biogen, Inc.	13,600	667,216
	Chiron Corp.	14,700	674,583
	Genzyme Corp.	17,200	751,124
*	Gilead Sciences Inc.	15,000	539,850
*	Human Genome Seciences Inc.	12,200	265,838
	IDEC Pharmaceuticals Corp.	11,600	745,880
	Immunex Corp.	48,900	1,479,714
	MedImmune, Inc.	17,700	696,141
	Millennium Pharmaceuticals, Inc.	21,300	475,203
	Total Biotechnology		7,954,653

	Healthcare Equipment (0.9%)
	Biomet, Inc.	21,750	588,555

	Total Health		8,543,208
	(See "Notes to Financial Statements") - 15 -
	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued

	Industrial (6.3%)

	Services - Data Processing (4.9%)
	Concord EFS, Inc.	37,800	$ 1,256,850
	Fiserv, Inc.	14,700	676,053
	Paychex, Inc.	27,700	1,099,690
	Total Services - Data Processing		3,032,593

	Services - Div/Commercial (1.4%)
*	Cintas Corp.	17,100	852,606

	Total Industrial		3,885,199

	Technology (68.4%)

	Application Software (8.0%)
	Checkpoint Software Technologies Ltd.	17,900	544,160
*	Citrix Systems Inc.	7,900	136,512
	Electronic Arts Inc.	15,600	948,480
	i2 Technologies, Inc.	29,500	149,270
	Intuit Inc.	22,400	859,264
	PeopleSoft, Inc.	32,800	1,198,184
	Siebel Systems, Inc.	34,600	1,128,306
	Total Application Software		4,964,176

	Hardware (5.0%)
	Apple Computer, Inc.	30,000	710,100
	Dell Computer Corp.	61,000	1,592,710
	Sun Microsystems, Inc.	90,100	794,682
	Total Hardware		3,097,492

	Electronic Equipment / Instruments (1.7%)
	Flextronics International Ltd.	42,400	773,800
	Sanmina Corp.	21,700	254,975
	Total Electronic Equipment / Instruments		1,028,775

	Internet (0.6%)
	VeriSign, Inc.	12,600	340,200

	Networking Equipment (5.7%)
	Brocade Communications Systems, Inc.	19,700	531,900
	Cisco Systems, Inc.	164,300	2,781,599
	Juniper Networks, Inc.	16,300	205,706
	Total Networking Equipment		3,519,205
	(See "Notes to Financial Statements") - 16 -
	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
	Technology - Continued
	Semiconductor Equipment (6.0%)
	Applied Materials, Inc.	33,000	$ 1,790,910
	KLA-Tenor Corp.	20,200	1,343,300
	Novellus Systems, Inc.	11,000	595,430
	Total Semiconductor Equipment		3,729,640

	Semiconductors (18.1%)
	Altera Corp.	49,800	1,089,126
	Broadcom Corp.	11,000	394,900
	Intel Corp.	147,600	4,488,516
	Linear Technology Corp.	33,200	1,468,104
	Maxim Integrated Products, Inc.	32,900	1,832,859
	NVIDIA Corp.	13,800	612,168
	Xilinx, Inc.	33,200	1,323,352
	Total Semiconductors		11,209,025

	Systems Software (17.7%)
	Adobe Systems, Inc.	17,800	717,162
	BEA Systems, Inc.	27,300	374,283
	Microsoft Corp.	112,300	6,772,813
	Oracle Corp.	142,300	1,821,440
	Veritas Software Corp.	29,000	1,271,070
	Total Systems Software		10,956,768

	Telecom Equipment (4.2%)
	JDS Uniphase Corp.	55,900	329,251
	QUALCOMM Inc.	59,800	2,250,872
	Sonus Networks, Inc.	14,600	38,252
	Total Telecom Equipment		2,618,375

	Integrated Telecom Services (0.7%)
	WorldCom, Inc.	60,900	410,466

	Wireless Telecom Services (0.7%)
	Nextel Communications Inc.	74,400	400,272

	Total Technology		42,274,394

	Total Investments (99.0%)
	(Identified Cost $70,463,436)		61,210,403

	Other Assets less Liabilities: (1.0%)		630,775

	Net Assets: (100.0%)		$ 61,841,178
*	Non-income producing security.
	(See "Notes to Financial Statements") - 17 -

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

		Shares	Value
	Equity Securities (97.8%)

I.	Australia (3.6%)

	Australia & New Zealand Banking Group Ltd.	28,000	$ 265,548
	Boral Ltd.	150,000	317,017
	BHP Billiton Ltd.	51,628	314,114
	Coca-Cola Amatil Ltd.	60,000	186,048
	Commonwealth Bank of Australia	20,000	341,995
*	iShares MSCI Australia	76,300	755,370
	Jupiters Ltd.	110,000	303,515
	National Australia Bank Ltd.	20,000	364,731
	News Corp Ltd.	44,268	309,971
	News Corp Ltd. ADR	8,000	227,040
	Telestra Corp. Ltd.	60,000	172,278
	Woolworths Ltd.	50,000	333,029
	Total Australia		3,890,656

II.	Austria (0.5%)

	Erste Bank der Oesterreichischen Sparkassen AG	2,000	124,474
	Mayr-Melnhof Karton AG	2,500	147,654
	OMV AG	2,500	238,580
	Voest-Alpine Stahl AG	2,500	70,991
	Total Austria		581,699

III.	Belgium (1.2%)

	Almanij NV	6,000	207,806
	Colruyt NV	5,000	206,759
	Delhaize - Le Lion NV	2,500	115,157
	Dexia	15,000	226,519
	Electrabel SA	650	134,507
	Interbrew	5,000	138,493
	KBC Bancassurance Holding NV	4,500	147,217
	UCB SA	3,500	135,876
	Total Belgium		1,312,334

IV.	Brazil (1.0%)

	Banco Bradesco SA	36,720,000	222,785
	Banco Itau SA	3,100,000	247,440
	Brasil Telecom Participacoes SA ADR	1,000	39,900
	Centrais Electricas Brasileires SA ADR	16,000	121,000
	Embraer - Empresa Brasileira de Aeronautica SA ADR	7,195	145,195
	Petroleo Brasileiro SA ADR	13,400	334,062
	Total Brazil		1,110,382
	(See "Notes to Financial Statements") - 18 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
V.	Canada (1.6%)
	Bank of Nova Scotia	3,000	$ 98,928
	Bombardier Inc. - Class B	16,000	143,914
*	Celestica Inc.	758	27,485
	Finning International, Inc.	8,000	129,121
*	Methanex Corp.	51,700	381,739
	National Bank of Canada	5,000	101,699
*	Nortel Networks Corp.	20,000	87,878
*	Quebecor Inc. - Class B	19,400	283,935
	Saputo, Inc.	10,000	190,234
*	StressGen Biotechnologies Corp. - Class A	30,000	75,216
	Sun Life Financial Services of Canada, Inc.	5,000	107,967
	Toronto Dominion Bank NEW	3,000	82,260
	Total Canada		1,710,376

VI.	Denmark (0.4%)

	Den Danske Bank AS	17,100	266,902
	Novozymes AS	4,708	91,717
	Tele Danmark AS	2,052	65,983
	Total Denmark		424,602

VII.	Finland (0.2%)

	Nokia Oyi ADR	11,000	228,140

VIII.	France (8.1%)

	Air France	20,000	348,960
	Aventis SA	12,270	847,784
	AXA	21,880	493,809
*	Beghin-Say	11,000	435,197
	BNP Paribas	30,380	1,534,553
	BNP Paribas - Warrants (Expire 7/15/02)	3,900	8,846
	Carrefour SA	11,000	518,206
	France Telecom	6,500	199,151
	Peugeot SA	14,460	714,004
	Sanofi-Synthelabo SA	10,000	642,086
	Suez SA	12,000	339,399
	Total Fina Elf SA	13,080	2,019,746
	Vivendi Universal	16,000	622,265
	Total France		8,724,006
	(See "Notes to Financial Statements") - 19 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued

IX.	Germany (5.6%)

	Allianz AG	1,529	$ 361,487
	BASF AG	7,000	283,966
	Bayer AG	5,000	169,682
	Diamlerchrysler AG	10,000	454,084
	DePfa Deutsche Pfandbriefbank AG	1,000	71,973
	Deutsche Bank AG	5,600	358,103
	Deutsche Telekom AG	22,500	339,582
	Douglas Holding AG	7,000	169,769
	E.ON AG	5,000	253,432
	Fresenius Medical Care AG	3,000	182,419
*	ishares MSCI Germany	69,400	1,064,596
	Hochtief AG	15,000	251,905
	Marschollek, Lautenschager und Partner AG	6,000	409,330
*	Mobilcom AG	10,000	112,103
	SAP AG	2,200	333,955
	Siemens AG	14,000	916,020
	Volkswagen AG	6,000	315,111
	Total Germany		6,047,517

X.	Hong Kong (2.8%)

	Cheung Kong (Holdings) Ltd.	25,000	223,565
*	China Mobile (Hong Kong) Ltd.	45,000	138,755
*	China Southern Airlines Co., Ltd.	1,300,000	429,180
*	China Unicom Ltd.	220,000	214,366
#	DBS Diamond	75,000	162,313
	Denway Motors Ltd.	600,000	157,697
	Digital China Holdings Ltd.	30,000	16,250
	Hong Kong Electric Holdings Ltd.	70,000	264,752
	Hutchison Whampoa Ltd.	35,000	308,503
	Legend Holdings Ltd.	300,000	129,812
	Li & Fung Ltd.	150,000	239,431
*	SmarTone Telecommunications Holdings Ltd.	150,000	176,929
	Sun Hung Kai Properites Ltd.	30,000	227,892
	The Wharf (Holdings) Ltd.	150,000	356,742
	Total Hong Kong		3,046,187

XI.	Indonesia (0.0%)

#	PT Lippo Bank	5,580,000	-
#	PT Lippo Bank - Warrants (Expire 4/15/02)	5,580,000	-
	Total Indonesia		-
	(See "Notes to Financial Statements") - 20 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
XII.	Ireland (1.9%)

	Allied Irish Banks PLC	50,000	$ 615,042
	Bank of Ireland	20,365	220,481
	CRH PLC	23,000	405,317
	Depfa Bank PLC	3,000	202,336
*	Elan Corp. PLC	12,000	161,219
	Irish Life & Permanent PLC	14,000	176,486
	Jefferson Smurfit Group PLC	30,000	68,832
*	Ryanair Holdings PLC	30,000	174,829
	Total Ireland		2,024,542

XIII.	Italy (2.2%)

	Assicurazioni Generali SpA	10,528	259,833
	Enel SpA	25,000	141,547
	ENI-Ente Nazionale Idrocarburi SpA	20,000	293,126
	IntesaBci SpA	90,000	270,095
	Parmalat Finanziaria SpA	77,000	247,203
	RAS SpA	15,000	196,290
	Telecom Italia Mobile SpA	75,500	366,216
	Telecom Italia SpA (RNC)	24,139	132,671
	Telecom Italia SpA (Savings Shares)	30,000	247,064
	Unicredito Italiano SpA	55,000	238,950
	Total Italy		2,392,995

XIV.	Japan (18.0%)

	Adventest Corp.	16,000	1,201,192
	Canon, Inc.	12,000	445,467
	Chubu Electric Power Co., Inc.	25,000	394,236
	Daiwa House Industry Co., Ltd.	75,000	469,687
	Eisai Co., Ltd.	25,000	616,818
	Fuji Heavy Industries, Ltd.	110,000	536,990
	Fuji Photo Film Co., Ltd.	21,000	660,731
	Fujitsu, Ltd.	75,000	574,377
	Hankyu Department Stores, Inc.	55,000	331,988
	Hitachi Ltd.	100,000	731,128
	Honda Motor Co., Ltd.	27,000	1,134,719
	Japan Tobacco, Inc.	110	666,466
	KDDI Corp.	200	511,563
	Mitsui Chemicals	250,000	1,094,051
	Nintendo Co.	2,000	294,262
	Nipro Corp.	60,000	839,778
	Nissan Motor Co., Ltd.	150,000	1,084,242
	NTT DoCoMo, Inc.	180	487,569
	Oracle Corp. Japan	9,000	502,509
	(See "Notes to Financial Statements") - 21 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
	Japan - Continued
	Promise Co., Ltd.	45	122,232
	Ricoh Co., Ltd.	20,000	370,468
	Rohm Co.	6,000	900,894
	Sanyo Electric Credit Co., Ltd.	120,000	545,969
	Sony Corp.	20,000	1,039,725
	Takeda Chemical Industries, Ltd.	12,000	486,211
	Tokyo Electron Ltd.	7,000	486,437
	Toshiba Corp.	125,000	523,447
	Toyota Motor Corp.	38,000	1,095,258
*	Yahoo Japan Corp.	20	478,364
	Yamada Denki Co. Ltd.	10,000	681,330
	Total Japan		19,308,108

XV.	Mexico (0.7%)

	America Movil SA de CV ADR	3,250	64,545
*	Carso Global Telecom SA	50,000	124,823
	Cemex SA de CV, ADR	3,995	118,012
*** *	Grupo Televisa SA, GDR 144A	2,100	101,871
	Telefonos de Mexico SA (Class L) ADR	5,400	218,106
	Wal-Mart de Mexico SA de CV	31,300	102,797
	Total Mexico		730,154

XVI.	Netherlands (7.9%)

	ABN Amro Holding NV	35,000	664,725
*	ASM Lithograpy Holding NV	35,000	882,433
	DSM NV	8,000	328,022
	Elsevier NV	70,000	938,005
	ING Groep NV	47,000	1,279,287
	Koninklijke Philips Electronics NV	22,020	671,782
	Koninklijke Ahold NV	7,070	185,529
	Nutreco Holdings NV	14,000	457,399
	Royal Dutch Petroleum Co.	38,200	2,091,186
	TPG NV	25,000	519,732
	Unilever NV	8,000	459,231
	Total Netherlands		8,477,331

XVII.	New Zealand (0.2%)

	Lion Nathan Ltd.	25,000	63,162
*	Sky Network Television Ltd.	50,000	101,014
	Total New Zealand		164,176
	(See "Notes to Financial Statements") - 22 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
XVIII.	Norway (0.5%)

	Gjensidige NOR Sparebank	7,500	$ 253,066
	Norsk Hydro ASA	2,500	121,013
	Orkla ASA (Series A)	4,500	81,270
	Telenor ASA	20,000	82,430
	Total Norway		537,779

XIX.	Philippines (0.4%)

	Ayala Land, Inc.	275,000	37,191
	Bank of Philippine Islands	60,000	78,793
	Philippine Long Distance Telephone Co,	14,000	146,805
	San Miguel Corp.	66,000	80,204
	SM Prime Holdings	330,000	42,042
	Total Philippines		385,035

XX.	Portugal (0.6%)

*	Banco Comercial Portugues SA	45,000	158,210
	BRISA-Auto estradas de Portugal SA	33,000	153,734
	Electricidade de Portugal SA	60,000	125,102
*	Portugal Telecom SA	27,460	204,346
	Total Portugal		641,392

XXI.	Russian Federation (2.9%)

*	JSC Mining and Metallurgical Co. Novilsk Nickel	42,500	922,543
	OAO LUKOIL, ADR	7,000	411,250
	OAO NK YUKOS ADR	9,500	1,187,500
	RAO UESR (Unified Energy System) ADR	37,600	609,120
	Total Russian Federation		3,130,413

XXII.	Singapore (3.0%)

	Allgreen Properties Ltd.	500,000	322,694
	Capitaland Ltd.	190,000	180,329
*	Chartered Semiconductor Manufacturing Ltd.	50,000	132,332
	Creative Technology Ltd.	10,000	120,943
	Datacraft Asia Ltc.	95,000	212,800
	Inchcape Motors Ltd.	140,000	175,394
	Keppel Corp. Ltd.	100,000	222,361
	Overseas Chinese Banking Corp.	100,000	748,434
	Singapore Airlines Ltd.	38,000	296,770
	Singapore Telecommunications Ltd.	100,000	86,233
	United Overseas Bank Ltd.	75,000	618,271
	Venture Manufacturing Singapore Ltd.	10,000	98,707
	Total Singapore		3,215,268
	(See "Notes to Financial Statements") - 23 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
XXIII.	South Korea (7.0%)

	Daishin Securities Co., Ltd.	30,000	$ 611,553
	Dong-A Pharmaceutical Co., Ltd.	120	2,401
	Halla Climate Control Corp.	5,000	226,836
	Hana Bank	32,800	505,490
	Hyundai Department Store Co., Ltd.	7,000	234,749
	Hyundai Mobis	11,000	261,954
	Hyundai Motor Co.	6,000	185,388
*	Jaty Electronics Co. Ltd.	25,000	187,460
	KIA Motors	12,000	125,702
	Kookmin Bank	8,480	354,678
*	Korea Gas Corp.	7,000	93,372
	Kyong Dong Boiler Co., Ltd.	25,000	444,629
	LG Chemicals Investment Ltd.	40,000	491,352
	LG Engineering & Contruction Ltd.	5,000	63,680
*	LG Home Shopping, Inc.	3,300	389,201
	Samsung Electro Mechanics Co., Ltd.	4,000	232,111
	Samsung Electronics Co., Ltd.	6,000	1,616,489
	Samsung Securities Co., Ltd.	3,000	255,473
	S1 Corp.	21,000	350,541
	SK Telecom	1,500	330,080
*	SP Comtech Co., Ltd.	10,000	143,186
	Tai Han Electric Wire	25,000	348,544
	YuHan Corp.	89	4,762
	Total South Korea		7,459,631

XXIV.	Spain (3.6%)

	Aurea Concesiones de Infraestructuras del Estado SA	37,000	684,310
	Banco Bilbao Vizcaya SA	38,066	453,300
	Banco Santander Central Hispano SA	100,000	837,504
	Grupo Dragados SA	18,000	230,052
	Iberdrola SA	35,000	456,789
	Red Electrica de Espana SA	30,000	294,435
*	Telefonica SA	77,730	871,380
*	Telefonica SA - Rights	77,730	17,631
	Total Spain		3,845,401

XXV.	Sweden (1.5%)

	Atlas Copco AB - Class A	15,000	352,619
	Electrolux AB - Class B	3,000	53,291
	Nordea AB	85,000	484,158
	Sandvic AB	10,000	237,976
	SKF AB - Class B	17,000	396,353
*	Tele2 AB - Class B	2,000	60,049
	Telia AB	10,000	35,527
	Total Sweden		1,619,973
	(See "Notes to Financial Statements") - 24 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
XXVI.	Switzerland (4.3%)

	Credit Suisse Group	10,800	$ 409,383
	Nestle SA	4,500	1,000,714
	Novartis AG	32,000	1,258,651
	Roche Holding AG	8,000	621,953
	Swiss Reinsurance Co.	8,200	386,461
	Swisscom AG	600	181,234
	UBS AG	15,800	777,881
	Total Switzerland		4,636,277

XXVII.	Taiwan (0.8%)

	Taiwan Semiconductor Manufacturing Co., Ltd.	150,000	407,125
	Via Technologies Inc.	50,000	191,420
	Yuanta Core Pacific Securities Co.	319,000	245,164
	Total Thailand		843,709

XXVIII.	Thailand (0.6%)

	Advanced Inco Service Public Co. Ltd.	152,000	164,154
** #	Banpu Public Co. Ltd. (Expire 1/14/03)	60,000	13,282
	Electricity Generating Public Co. Ltd.	104,000	105,147
	PTT Exploration & Production Public Co. Ltd.	57,900	162,312
	Siam Cement PLC	23,500	112,316
	Siam City Cement Public Co. Ltd.	3,900	85,133
	Total Thailand		642,344

XXIX.	Turkey (0.8%)

	Akbank TAS	29,000,000	93,199
	Ak Enerji Electrik Uretimi Otoproduktor Grubu AS	4,000,000	124,066
	Akrilik Kimya Sanayii AS	7,000,000	100,710
*	Eregli Demir ve Celik Fabrikalari TAS	10,000,000	113,976
*	Haci Omer Sabanci Holdings AS	17,000,000	80,045
	Trakya Cam Sanayii AS	26,000,000	86,472
*	Vestel Electronik Sanayai ve Ticaret AS	36,000,000	91,480
*	Yapi ve Kredi Bankasi AS	40,000,000	118,087
	Total Turkey		808,035

XXX.	United Kingdom (15.9%)

	AstraZeneca Group PLC	20,000	993,098
	Barclays PLC	60,000	1,854,048
	BP PLC	130,000	1,157,000
	BP PLC ADR	5,000	265,500
*	British Telecommunications PLC	75,000	299,040
	CGNU PLC	61,800	652,104
	Diageo PLC	75,000	980,424
	Dixons Group PLC	200,000	744,752
	(See "Notes to Financial Statements") - 25 -
	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
		Shares	Value
	Equity Securities - Continued
	United Kingdom - Continued
	GlaxoSmithkline PLC	50,244	$1,183,395
	HSBC Holdings PLC	40,000	462,515
*	ishares MSCI United Kingdom	210,800	3,090,328
	Logica PLC	25,000	163,938
*	mmO2 PLC	75,000	72,891
	National Grid Group PLC	70,000	461,768
	Prudential PLC	55,000	554,506
	Reuters Group PLC	65,000	501,212
	Royal Bank of Scotland Group PLC (Value Shares)	25,000	643,648
	Shell Transport & Trading Co.	160,000	1,191,603
	Tesco PLC	180,000	617,731
	Vodafone Group PLC	638,241	1,179,240
	Total United Kingdom		17,068,741

	Total Investments: (97.8%)
	(Identified Cost $102,061,491)		105,007,203

	Other Assets less Liabilities: (2.2%)		2,313,022

	Net Assets: (100.0%)		$ 107,320,225

GDR	Global depositary receipt.
ADR	American depositary receipt.
*	Non-income producing security.
**	Amount represents less than 0.1%.
#	Fair value using procedures approved by the Board of Directors (Note 1).
	(See "Notes to Financial Statements") - 26 -

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
INDUSTRY CLASSIFICATIONS
MARCH 31, 2002 (UNAUDITED)
Percent of
Industry	Net Assets
Banks	14.6%
Oil & Gas	8.7%
Telecommunications	7.6%
Pharmaceuticals	6.5%
Auto Manufacturers	5.4%
Investment Companies	4.6%
Semiconductors	4.3%
Foods	4.1%
Insurance	4.0%
Electric	3.3%
Retail	2.6%
Electronics	2.3%
Electrical Components & Equipment	2.2%
Chemicals	2.1%
Commercial Services	2.0%
Media	2.0%
Manufacturing - Diversified	1.8%
Diversified Financial Services	1.5%
Building Materials	1.4%
Beverages	1.3%
Airlines	1.2%
Mining	1.2%
Home Furnishings	1.1%
Agricultural Operations	1.0%
Household Products	1.0%
Real Estate	1.0%
Computers	0.9%
Holding Companies-Diversified	0.9%
Office Equipment & Supplies	0.8%
Software	0.8%
Auto Parts and Equipment	0.5%
Biotechnology	0.5%
Engineering & Construction	0.5%
Transportation	0.5%
Homebuilding	0.4%
Internet	0.4%
Metal Fabrication	0.4%
Automobiles	0.3%
Hand / Machine Tools	0.3%
Lodging and Hotels	0.3%
Machinery - Construction & Mining	0.3%
Utilities	0.3%
Iron & Steel	0.2%
Paper & Forest Products	0.2%
Wholesale Distributors	0.2%
Aerospace & Defense	0.1%
Gas	0.1%
Textiles	0.1%
Total Investments in Securities	97.8%
Other Assets less Liabilities	2.2%
Net Assets	100.0%
(See "Notes to Financial Statements") - 27 -

BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

	Country of Origin	Par Value (Local Currency)
			Value

Fixed Income Securities (97.6%)

British Pound (2.9%)

Glaxo Wellcome PLC
8.750%, 12/01/05	United Kingdom	800,000	$ 1,246,749

National Westminster Bank PLC
7.875%, 09/09/15	United Kingdom	1,000,000	1,648,360

Total British Pound			2,895,109

Canadian Dollar (2.0%)

Government of Canada
7.250%, 06/01/07	Canada	1,500,000	1,018,484

Government of Canada
6.000%, 06/01/08	Canada	1,500,000	962,937

Total Canadian Dollar			1,981,421

Euro (3.3%)

Establissements Economiques du
Casino Guichard-Perrachon SA
6.000%, 03/06/08	France	2,000,000	1,730,608

Republic of Italy
7.250%, 11/01/26	Italy	1,500,000	1,555,822

Total Euro			3,286,430

Hungary Forints (1.0%)

DePfa Deutsche Pfandbriefbank AG
9.000%, 07/06/03	Germany	275,000,000	992,892
(See "Notes to Financial Statements") - 28 -

BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)
(CONTINUED)
	Country of Origin	Par Value (Local Currency)	Value
Japanese Yen (4.0%)

** Eksportfinans AS
2.650%, 07/10/02	Norway	100,000,000	$ 759,728

Fannie Mae
1.750%, 03/26/08	United States	400,000,000	3,213,814

Total Japanese Yen			3,973,542

New Zealand Dollar (0.6%)

International Bank for
Reconstruction & Development
7.250%, 05/27/03	Multi-National	1,400,000	621,933

Norwegian Kroner (0.8%)

Kingdom of Norway
5.750%, 11/30/04	Norway	7,500,000	832,369

Swedish Krona (1.5%)

Swedish Government
5.000%, 01/28/09	Sweden	15,500,000	1,446,757

United States Dollar (81.5%)

Allete
7.800%, 02/15/08	United States	1,000,000	1,026,680

Aristech Chemicals Corp.
6.875%, 11/15/06	United States	1,000,000	995,268

AT&T Corp.
6.000%, 03/15/09	United States	1,000,000	925,960

Bank of America Corp.
7.400%, 01/15/11	United States	1,000,000	1,057,647

Bear Stearns Co., Inc.
7.800%, 08/15/07	United States	1,100,000	1,172,447
	(See "Notes to Financial Statements") - 29 -

	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
	(CONTINUED)
	Country of Origin	Par Value (Local Currency)	Value
United States Dollar - Continued
Calpine Corp.
8.625%, 08/15/10	United States	1,000,000	$ 786,286

Chubb Corp.
6.150%, 08/15/05	United States	1,000,000	1,026,096

Compaq Computer Corp.
7.650%, 08/01/05	United States	1,000,000	1,028,124

Conagra Foods, Inc.
9.875%, 11/15/05	United States	1,000,000	1,135,626

Dominion Resources, Inc.
7.625%, 07/15/05	United States	1,000,000	1,059,321

* DTE Capital Corp. 144A
6.170%, 06/15/38	United States	170,000	171,922

Fannie Mae
6.000%, 12/15/05	United States	1,500,000	1,558,074

Fannie Mae
6.140%, 09/02/08	United States	1,500,000	1,513,997

Fannie Mae
6.500%, 04/29/09	United States	1,000,000	1,002,437

Fannie Mae
6.400%, 05/14/09	United States	1,000,000	1,016,670

Fannie Mae
6.625%, 11/15/10	United States	3,000,000	1,043,437

Federal Home Loan Bank
5.875%, 02/15/11	United States	2,000,000	1,973,626

Federal Home Loan Bank
5.860%, 01/25/07	United States	1,000,000	1,015,705

Freddie Mac
6.875%, 09/15/10	United States	3,000,000	3,180,501
	(See "Notes to Financial Statements") - 30 -
	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
(CONTINUED)
	Country of Origin	Par Value (Local Currency)	Value
United States Dollar - Continued
Freddie Mac
6.000%, 09/20/16	United States	1,000,000	$ 932,822

First Union National Bank
7.800%, 08/18/10	United States	1,000,000	1,087,527

General Electric Capital Corp.
6.500%, 12/10/07	United States	2,000,000	2,068,920

Georgia-Pacific Group
8.125%, 05/15/11	United States	250,000	244,448

Harrah's Operating Co., Inc. 144A
7.125%, 06/01/07	United States	500,000	508,074

Health Care Property Investors, Inc.
6.620%, 12/09/10	United States	1,000,000	1,014,184

Hertz Corp.
7.625%, 08/15/07	United States	1,000,000	983,748

Honeywell International, Inc.
9.065%, 06/01/33	United States	594,000	644,709

Inter-American Development Bank
5.375%, 11/18/08	Multi-National	3,000,000	2,942,970

Masco Corp.
6.000%, 05/03/04	United States	500,000	506,185

Morgan Stanley Dean Witter & Co.
6.750%, 04/15/11	United States	1,000,000	1,004,364

Norwest Financial
7.600%, 05/03/05	United States	1,245,000	1,343,253

Pfizer, Inc.
5.625%, 02/01/06	United States	500,000	511,005

PG&E Gas Transmission
7.100%, 06/01/05	United States	2,000,000	1,956,098

Pharmacia Corp.
6.600%, 12/01/28	United States	2,000,000	1,946,048
	(See "Notes to Financial Statements") - 31 -
	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
(CONTINUED)
	Country of Origin	Par Value (Local Currency)	Value
United States Dollar - Continued
Raytheon Co.
6.500%, 07/15/05	United States	1,000,000	$ 1,014,440

Republic Services, Inc.
6.750%, 08/15/11	United States	500,000	493,606

San Francisco City & County
6.550%, 08/01/02	United States	1,000,000	1,012,510

Target Corp.
7.000%, 07/15/31	United States	500,000	506,448

Turner Broadcasting System, Inc.
8.400%, 02/01/24	United States	1,000,000	1,009,866

Tyco International Group SA
4.950%, 08/01/03	Luxembourg	1,000,000	944,760

U.S. Treasury Bonds
6.250%, 05/15/30	United States	8,050,000	8,368,546

U.S. Treasury Notes
5.625%, 11/30/02	United States	10,750,000	10,982,641

U.S. Treasury Notes
4.625%, 05/15/06	United States	8,100,000	8,071,213

U.S. Treasury Notes
5.625%, 05/15/08	United States	1,500,000	1,537,091

U. S. Treasury Notes
5.750%, 08/15/10	United States	2,000,000	2,043,516

Unilever Capital Corp.
6.875%, 11/01/05	United States	1,000,000	1,056,258

Wal-Mart Stores, Inc.
6.875%, 08/10/09	United States	1,000,000	1,066,076

Waste Management, Inc.
8.750%, 05/01/18	United States	1,000,000	1,008,237
	(See "Notes to Financial Statements") - 32 -
	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2002 (UNAUDITED)
(CONTINUED)
	Country of Origin	Par Value (Local Currency)	Value
United States Dollar - Continued
* WorldCom, Inc. 144A
7.375%, 01/15/06	United States	1,350,000	$1,181,056

Total United States Dollar			80,680,443

Total Investments (97.6%)
(Identified Cost $99,558,579)			96,710,896

Other Assets less Liabilities(2.4%)			2,341,370

Net Assets (100.0%)			$ 99,052,266

*

Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On March 31, 2002, these securities were valued at $1,352,978 or 1.37% of net assets.

**	Fair value using procedures approved by the Board of Directors (Note 1).

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002 (UNAUDITED)

	COGNITIVE	ENHANCED	INTERNATIONAL	BOND
	VALUE	GROWTH	EQUITY	OPPORTUNITY
	FUND	FUND	FUND	FUND
Assets

Investments, at value	$ 80,717,316	$ 61,210,403	$ 105,007,203	$ 96,710,896
Cash	1,450,552	590,633	1,654,299	403,984
Receivables:
Net unrealized appreciation on forward foreign
exchange contracts (Note 5)	-	-	-	124,908
Portfolio securities sold	21,790	-	-	-
Dividend, interest and recoverable
foreign taxes receivable	57,536	4,498	484,486	1,661,793
Fund shares sold	104,847	129,847	315,000	367,038
Prepaid expenses	16,402	15,860	16,122	12,910

Total assets	82,368,443	61,951,241	107,477,110	99,281,529

Liabilities

Payables:
Portfolio securities purchased	242,318	-	-	-
Advisory fees (Note 3)	45,836	36,014	87,210	44,808
Fund shares redeemed	-	-	-	102,190
Accrued expenses and other liabilities	69,522	74,049	69,675	82,265

Total liabilities	357,676	110,063	156,885	229,263

Net assets	$ 82,010,767	$ 61,841,178	$ 107,320,225	$ 99,052,266

Shares of capital stock issued and outstanding	7,104,396	7,599,364	23,021,951	14,109,203

Net asset value, offering and
redemption price per share	$ 11.54	$ 8.14	$ 4.66	$ 7.02

Shares authorized	1,000,000,000	1,000,000,000	100,000,000	100,000,000
Par Value	no par	no par	$ 0.0001	no par

Net assets consist of:
	$ 71,113,529	$ 75,180,215	$ 128,942,363	$ 121,104,133
	60,210	(329,980)	(142,303)	(1,858,914)

	34,199	(3,756,024)	(24,421,078)	(17,468,295)

	10,802,829	(9,253,033)	2,945,712	(2,847,683)
	-	-	(4,469)	123,025

	$ 82,010,767	$ 61,841,178	$ 107,320,225	$ 99,052,266

Investments, at cost	$ 69,914,487	$ 70,463,436	$ 102,061,491	$ 99,558,579

(See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
	COGNITIVE	ENHANCED	INTERNATIONAL	BOND
	VALUE	GROWTH	EQUITY	OPPORTUNITY
	FUND	FUND	FUND	FUND

Investment Income
Dividends (net of foreign taxes withheld
of $0, $0, $77,871 and $0)	$ 440,261	$ 17,284	$ 665,254	$ -
Interest	16,891	4,795	19,229	2,640,457
Total income	457,152	22,079	684,483	2,640,457

Expenses
Advisory fees (Note 3)	262,261	219,696	474,026	298,713
Administrative service fees	15,624	14,762	21,967	21,929
Custodian fees	31,321	29,363	88,657	42,276
Director fees and expenses (Note 3)	10,023	10,023	9,003	10,170
Professional fees	36,745	37,367	17,449	56,245
Registration fees	12,681	12,561	3,490	12,314
Shareholder reports	1,560	1,560	457	218
Transfer agent fees	20,496	20,496	19,938	18,897
Other	6,231	6,231	5,622	4,160
Total expenses	396,942	352,059	640,609	464,922

Net investment income (loss)	60,210	(329,980)	43,874	2,175,535

Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions

Net realized gain (loss) on investments
and foreign currency transactions	59,571	(3,571,955)	(6,366,434)	92,425
Net change in unrealized gain (loss) on
investments and foreign currency translation	18,980,417	14,060,821	15,409,876	(3,738,393)

Net gain (loss) on investments and
foreign currency transactions	19,039,988	10,488,866	9,043,442	(3,645,968)

Net increase (decrease) in net assets
resulting from operations	$ 19,100,198	$ 10,158,886	$ 9,087,316	$ (1,470,433)
(See "Notes to Financial Statements") - 35 -

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	COGNITIVE VALUE FUND		ENHANCED GROWTH FUND		INTERNATIONAL EQUITY FUND		BOND OPPORTUNITY FUND
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
Increase (Decrease) in Net Assets	March 31, 2002*	September 30, 2001**	March 31, 2002*	September 30, 2001**	March 31, 2002*	September 30, 2001	March 31, 2002*	September 30, 2001

Operations:
Net investment income (loss)	$60,210	$24,534	$(329,980)	$ (244,160)	$43,874	$545,074	$2,175,535	$4,217,349
Net realized gain (loss) on investments
and foreign currency transactions	59,571	(25,372)	(3,571,955)	(184,069)	(6,366,434)	(18,073,336)	92,425	(5,128,157)
Net change in unrealized gain (loss) on
investments and foreign currency translation	18,980,417	(8,177,588)	14,060,821	(23,313,854)	15,409,876	(24,874,754)	(3,738,393)	10,278,930
Net increase (decrease) resulting
from operations	19,100,198	(8,178,426)	10,158,886	(23,742,083)	9,087,316	(42,403,016)	(1,470,433)	9,368,122

Distributions to Shareholders from:
Net investment income	(61,092)	-	-	-	-	(203,305)	(159,179)	(7,851,385)
Net realized gain	-	-	-	-	-	(13,576,240)	-	-

Total distributions	(61,092)	-	-	-	-	(13,779,545)	(159,179)	(7,851,385)

Fund Share Transactions:
Proceeds from shares sold	2,502,596	70,607,746	16,792,745	69,279,746	9,741,986	43,464,270	3,312,354	100,535,781
Value of distributions reinvested	58,519	-	-	-	-	11,099,805	110,972	3,823,989
Cost of shares redeemed	(1,111,111)	(907,663)	(10,018,974)	(629,142)	(12,945,815)	(49,875,070)	(6,289,058)	(69,403,122)
Net increase (decrease) from
fund share transactions	1,450,004	69,700,083	6,773,771	68,650,604	(3,203,829)	4,689,005	(2,865,732)	34,956,648

Total increase (decrease) in net assets	20,489,110	61,521,657	16,932,657	44,908,521	5,883,487	(51,493,556)	(4,495,344)	36,473,385

Net Assets
Beginning of period	61,521,657	-	44,908,521	-	101,436,738	152,930,294	103,547,610	67,074,225

End of period	$82,010,767	$61,521,657	$61,841,178	$44,908,521	$107,320,225	$101,436,738	$99,052,266	$103,547,610

Accumulated net investment income (loss)	$60,210	$61,092	$(329,980)	$-	$ (142,303)	$ (186,177)	$ (1,858,914)	$ (3,875,270)

Number of Fund Shares
Sold	247,966	7,062,030	1,980,170	6,984,097	2,204,164	8,276,610	450,917	14,722,547
Issued for distributions reinvested	5,783	-	-	-	-	1,947,334	15,785	564,549
Redeemed	(112,191)	(99,192)	(1,285,256)	(79,647)	(2,938,067)	(9,343,488)	(866,728)	(9,912,530)

Net increase (decrease)	141,558	6,962,838	694,914	6,904,450	(733,903)	880,456	(400,026)	5,374,566

* Unaudited.
** From commencement of operations on May 30, 2001.
(See "Notes to Financial Statements") - 36 -

BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
FINANCIAL HIGHLIGHS

For a share outstanding throughout the period:
	Six Month Ended March 31, 2002*	Period Ended September 30, 2002*
Net asset value, beginning of period	$ 8.84	$ 10.00

Income from Investment Operations:

Net investment income	0.01	-

Net realized/unrealized gain (loss) on investments	2.70	(1.16)

Total from investment operations	2.71	(1.16)

Less distributions:

From net investment income	(0.01)	-

Net asset value, end of period	$ 11.54	$ 8.84

Total return	30.66%++	(11.60%)++

Ratios/Supplemental Data:

Net assets, end of period (millions)	$82.0	$61.5

Ratio of expenses to average net assets	1.14%+	1.33%+

Ratio of net investment income to average net assets	0.17%+	0.11%+

Portfolio turnover rate	6%++	31%++

* Unaudited.
** From commencement of operations on May 30, 2001.
# Amount represents less than $0.01 per share.
+ Annualized.
++ Not annualized.
(See "Notes to Financial Statements") - 37 -

BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
FINANCIAL HIGHLIGHS

For a share outstanding throughout the period:
	Six Month Ended March 31, 2002*	Period Ended September 30, 2002*

Net asset value, beginning of period	$ 6.50	$ 10.00

Income from Investment Operations:

Net investment loss	(0.04)	(0.04)

Net realized/unrealized gain (loss) on investments	1.68	(3.46)

Total from investment operations	1.64	(3.50)

Net asset value, end of period	$ 8.14	$ 6.50

Total return	25.23%++	(35.00%)++

Ratios/Supplemental Data:

Net assets, end of period (millions)	$61.8	$44.9

Ratio of expenses to average net assets	1.20%+	1.40%+

Ratio of net investment loss to average net assets	(1.12%)+	(1.24%)+

Portfolio turnover rate	10%++	5%++

* Unaudited.
** From commencement of operations on May 30, 2001.
+ Annualized.
++ Not annualized.
(See "Notes to Financial Statements") - 38 -

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHS

For a share outstanding throughout the period:
	Six Months Ended	Year Ended September 30,
	March 31, 2002*	2001	2000	1999	1998	1997

Net asset value, beginning of period	$ 4.27	$ 6.69	$ 6.89	$ 5.92	$ 6.91	$ 6.05
Income from Investment Operations:
Net investment income**	- #	0.02	- #	0.02	0.09	0.04
Net realized/unrealized gain (loss) on
investments and foreign currency	0.39	(1.83)	0.47	1.47	(0.81)	1.23
Total from investment operations	0.39	(1.81)	0.47	1.49	(0.72)	1.27
Less distributions:
From net investment income	-	(0.01)	(0.02)	(0.06)	(0.13)	(0.05)
From net realized gain	-	(0.60)	(0.65)	(0.46)	(0.14)	(0.36)
Total distributions	-	(0.61)	(0.67)	(0.52)	(0.27)	(0.41)
Net asset value, end of period	$ 4.66	$ 4.27	$ 6.69	$ 6.89	$ 5.92	$ 6.91
Total return	9.13%++	(29.34%)	6.10%	26.13%	(10.61%)	22.22%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$107.3	$101.4	$152.9	$139.5	$108.3	$139.2
Ratio of expenses to average net assets:
Before expenses waived / reimbursed	1.28%+	1.44%	1.37%	1.49%	1.44%	1.44%
After expenses waived / reimbursed	1.28%+	1.44%	1.37%	1.49%	1.41%	1.44%
Ratio of net investment income (loss) to
average net assets	0.09%+	0.44%	(0.01%)	0.37%	0.49%	0.79%
Portfolio turnover rate	105%++	90%	101%	85%	78%	67%
*	Unaudited.
**

Net investment income per share has been computed before adjustments for book/tax differences. "Distributions for tax purposes in excess of net investment income" represents amounts paid from foreign currency gains reclassified to net investment income under the Internal Revenue Code.

#	Amount represents less than $0.01 per share.
+	Annualized.
++	Not annualized.
(See "Notes to Financial Statements") - 39 -

BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
FINANCIAL HIGHLIGHS

For a share outstanding throughout the period:
	Six Months Ended	Year Ended September 30,

	March 31, 2002*	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 7.14	$ 7.34	$ 7.85	$ 7.99	$ 8.20	$ 8.38
Income from Investment Operations:
Net investment income**	0.15	0.50	0.29	0.34	0.25	0.42
Net realized / unrealized gain (loss) on
investments and foreign currency	(0.26)	0.19	(0.55)	(0.39)	0.40	0.04
Total from investment operations	(0.11)	0.69	(0.26)	(0.05)	0.65	0.46
Less distributions:
Net investment income	(0.01)	(0.89)	(0.25)	(0.09)	(0.86)	(0.17)
For tax purposes in excess of
net investment income	-	-	-	-	-	(0.47)
Total distributions	(0.01)	(0.89)	(0.25)	(0.09)	(0.86)	(0.64)
Net asset value, end of period	$ 7.02	$ 7.14	$ 7.34	$ 7.85	$ 7.99	$ 8.20
Total return	(1.53%)++	10.38%	(3.52)%	(0.65%)	8.75%	5.75%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$99.1	$103.5	$67.1	$79.2	$55.0	$51.9
Ratio of expenses to average net assets:
Before expenses waived / reimbursed	0.93%+	0.99%	1.22%	1.26%	1.33%	1.35%
After expenses waived / reimbursed	0.93%+	0.99%	1.22%	1.26%	1.26%	1.35%
Ratio of net investment income
to average net assets	4.37%+	4.42%	3.79%	4.03%	4.63%	4.72%
Portfolio turnover rate	18%++	130%	34%	31%	40%	33%
* Unaudited.
**

Net investment income per share has been computed before adjustments for book/tax differences. "Distributions for tax purposes in excess of net investment income" represents amounts paid from foreign currency gains reclassified to net investment income under the Internal Revenue Code.

+ Annualized.
++ Not annualized.
(See "Notes to Financial Statements") - 40 -

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1 - Organization and Summary of Significant Accounting Policies

The Bailard, Biehl & Kaiser Cognitive Value Fund ("Cognitive Value"), the Bailard, Biehl & Kaiser Enhanced Growth Fund ("Enhanced Growth"), the Bailard, Biehl & Kaiser International Equity Fund ("International Equity") and the Bailard, Biehl & Kaiser Bond Opportunity Fund ("Bond", formerly the Bailard, Biehl & Kaiser International Bond Fund), collectively the "Funds," are each a series of the Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. (Opportunity Fund Group), a Maryland corporation organized in June 1990 and registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

The following significant accounting policies are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

Each listed investment security, except U.S. Government obligations, is valued at the closing price reported by the principal securities exchange on which the issue is traded or, if no sale is reported, the mean of the closing bid and asked prices. U.S. Government obligations are stated at the mean between the current closing bid and asked price as reported by an outside pricing service. Securities traded over-the-counter are normally valued at the mean of the closing bid and asked prices quoted by major dealers of such securities.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith under procedures established by the Directors of the respective funds. Short-term investments with a maturity of 60 days or less are valued at amortized cost which approximates market.

Investments in foreign securities may entail risks due to the potential of political and economic instability in the countries in which the securities are offered or the issuers conduct their operations.

Foreign Currency

Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

The International Equity and Bond Funds include foreign exchange gains and losses from dividends and interest receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The International Equity and Bond Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. The impact of fluctuations in foreign exchange rates on investments are included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts

In connection with purchases and sales of securities denominated in foreign currencies, the International Equity and Bond Funds may enter into forward foreign currency exchange contracts ("Contracts"). Additionally, from time to time the International Equity and Bond Funds may enter into Contracts to sell foreign currencies to hedge certain foreign currency assets. All commitments are "marked to market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The International Equity and Bond Funds record realized gains or losses at the time the Contract is settled. Risks may arise upon entering into these Contracts from the potential inability of counterparties to meet the terms of their Contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

Note 1 - Continued

The Funds may also purchase put and call options. When doing so the Funds pay a premium which is included in their Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing a put and call option is limited to the premium paid. For all options other than index options, the value is the last sale price on the exchange on which they are listed, unless no sales of such options have taken place on that day, in which case they will be valued at the mean between their closing bid and asked prices. Exchange traded index options are valued at the last sale price only if that price falls on or between the closing bid and asked prices on that day. If the last sale price falls outside of the range of the closing bid and asked prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and asked prices.

Federal Income Taxes

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Also, it is the Funds' intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Internal Revenue Code. Therefore, no provision is made for federal income or excise taxes.

At March 31, 2002, the Bond fund has a capital loss carryforward totaling $16,186,839 of which $15,257,486, $592,542 and $336,811 will expire on September 30 of the years 2003, 2008 and 2009, respectively. At March 31, 2002, the International Equity fund has a capital loss carryforward totaling $747,940 which will expire on September 30, 2009. Neither the Bond fund nor the International Equity fund intends to make any capital gain distributions until their capital loss carryforward has been extinguished.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other

Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund first becomes aware of such dividends. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. The Funds use the identified cost method for determining realized gain or loss on investments. Certain expenses of the Opportunity Fund Group are allocated among its respective series in such a manner as its Directors deem appropriate.

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

Note 2 - Purchases and Sales of Securities

For the six months ended March 31, 2002, aggregate purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:

	Purchases	Proceeds
Cognitive Value	$ 7,530,712	$ 4,458,436
Enhanced Growth	12,269,168	5,657,541
International Equity	106,990,138	102,685,096
Bond Opportunity	16,196,241	10,582,676

For the six months ended March 31, 2002, the aggregate purchases and proceeds from sales and maturities of U.S. Government obligations were as follows:

	Purchases	Proceeds
Bond Opportunity	$ 5,899,063	$11,326,492

Note 3 - Management Fee and Other Transactions with Affiliates

The Funds have investment management agreements with Bailard, Biehl & Kaiser, Inc. (the "Advisor"). These agreements require the payment of a monthly fee computed on an annual basis as follows:

Fee
Cognitive Value	0.75% of average net assets
Enhanced Growth	0.75% of average net assets
Bond Opportunity	0.60% of average net assets
International Equity	0.95% of average net assets

Each outside Director is compensated by the Funds at the rate of $25,000 per year. In addition, all outside Directors receive an attendance fee of $2,000 plus related travel expenses for each Directors' meeting attended.

Note 4 - Tax Basis Unrealized Gain (Loss)

At March 31, 2002, the cost, gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized

	Cost	Gain	Loss	Net

Cognitive Value	$69,914,487	$13,228,489	$3,425,660	$10,802,829
Enhanced Growth	70,463,436	3,242,217	12,495,250	(9,253,033)
International Equity	102,061,491	8,277,987	5,332,275	2,945,712
Bond Opportunity	99,558,579	565,508	3,413,191	(2,847,683)

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

Note 5 - Forward Foreign Currency Contracts

At March 31, 2002, Bond has entered into forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, Bond may either make delivery of the foreign currency from currency held, if any, from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to Bond under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by Bond. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. Bond's open forward foreign currency exchange contracts outstanding at March 31, 2002 are as follows:

Currency Receivable		Currency Deliverable	Delivery Date	Unrealized Gain (Loss)

$982,885	CAD	1,558,000	06/12/02	$6,891
3,443,847	EUR	3,950,000	06/13/02	7,110
2,933,189	GBP	2,074,582	06/13/02	(8,713)
4,232,506	JPY	540,000,000	06/13/02	141,361
437,233	NOK	3,908,205	06/13/02	(1,298)
507,636	NZD	1,200,000	06/13/02	(17,119)
1,535,052	SEK	16,000,000	06/13/02	(3,324)

				$124,908

Currency Legend:
CAD - Canadian Dollar	NOK - Norwegian Kroner
EUR - Euro	NZD - New Zealand Dollar
GBP - British Pound	SEK - Swedish Krona
JPY - Japanese Yen